July 2, 1998

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	ABN AMRO Funds (formerly the "Rembrandt Funds")(the "Trust")
	File No. 33-52784

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above-referenced Trust do not differ from that contained in Post-
Effective Amendment No. 16 (the "Amendment") to the Trust's
Registration Statement on Form N-1A which was filed electronically on June 30, 1998.

	Any comments on this filing should be directed to Kendra
McGeorge, Paralegal at (617) 573-1079.

	Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,
							/s/ Coleen D. Dinneen
							Coleen D. Dinneen
							Counsel

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